Equity Method and Other Investments	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
Equity Method and Other Investments
Note 13. Equity Method and Other Investments
The Company's investments consist of the following:

		December 31, 2022			December 31, 2021
(Amounts in millions, except percentages)		Carrying	Cost	Percentage	Carrying
Investee	Investment Type	Value	Basis	Ownership	Value
IndiaCo(1)	Equity method investment	$29	$105	27.5%	$34
WPI Fund(2)	Equity method investment	25	36	8.0%	93
Investments held by WeCap Holdings Partnership(3)	Equity method investments	4	5	Various	72
ChinaCo(4)	Equity method investment	—	29	19.7%	—
Other(5)	Various	5	6	Various	1
Total equity method and other investments		$63	$181		$200

(1)In June 2020, the Company entered into an agreement with WeWork India Management Private Limited (“IndiaCo”), an affiliate of Embassy Property Developments Private Limited (“Embassy”), to subscribe for new convertible debentures to be issued by IndiaCo in an aggregate principal amount of $100 million (the "2020 Debentures"). During June 2020, $85 million of the principal had been funded, with the remaining $15 million funded in April 2021. The 2020 Debentures earned interest at a coupon rate of 12.5% per annum for the 18-month period beginning in June 2020 which then was reduced to 0.001% per annum and have a maximum term of 10 years. The 2020 Debentures are convertible into equity at the Company’s option after 18 months from June 2020 or upon mutual agreement between the Company, IndiaCo, and Embassy. The Company's investment balance as of December 31, 2021, also includes an aggregate principal amount of approximately $5 million in other convertible debentures issued by IndiaCo that earn interest at a coupon rate of 0.001% per annum and have a maximum term of ten years. During the years ended December 31, 2022, 2021, and 2020, the Company recorded a credit loss valuation allowance on its investments in IndiaCo totaling $1 million, $19 million, and $44 million, respectively, included in Income (loss) from equity method and other investments. Prior to the funding in April 2021, the $15 million unfunded commitment associated with the 2020 Debentures (the "IndiaCo Forward Liability") was included in other current liabilities, relating to the fair value of the credit loss on the forward contract associated with the obligation with such credit loss included in income (loss) from equity method and other investments during the years ended December 31, 2021 and 2020. During the years ended December 31, 2022, 2021, and 2020, the Company recorded $3 million, $(2) million, and $3 million , respectively, in unrealized gain (loss) on available-for-sale securities included in other comprehensive income, net of tax. During the year ended December 31, 2022, the Company converted the 2020 Debentures and other convertible debentures into 12,397,510 and 3,375,000 common shares of IndiaCo, respectively, representing an ownership interest in IndiaCo of approximately 27.5%.
In December 2022, the Company pledged 8,467,347 of its shares of IndiaCo, representing 14.7% of the securities issued by IndiaCo on a fully diluted basis, as collateral for IndiaCo to enter into a debenture trust deed. As of December 31, 2022, the fair value of the pledge was determined to be $0.4 million and recognized as an increase to the carrying value of the investment. See Note 18 for details regarding the IndiaCo share pledge.
IndiaCo constructs and operates workspace locations in India using WeWork’s branding, advice and sales model. Per the terms of an agreement the Company also receives a management fee from IndiaCo. The Company recorded $7 million, $6 million, and $2 million of management fee income from IndiaCo during the years ended December 31, 2022, 2021, and 2020, respectively. Management fee income is included within service revenue as a component of total revenue in the accompanying Consolidated Statements of Operations.
(2)In addition to the general partner interest in the WPI Fund (as discussed and defined below) held by WeCap Holdings Partnership, a wholly owned subsidiary of the WeCap Investment Group also owns an 8% limited partner interest in the WPI Fund.
(3)As discussed in Note 10, the following investments are investments held by WeCap Holdings Partnership, which are accounted for by the WeCap Holdings Partnership as equity method investments:
•"DSQ" — a venture in which WeCap Holdings Partnership owned a 10% equity interest. DSQ owns a commercial real estate portfolio located in London, United Kingdom. During the year ended December 31, 2022, the Company recorded an other-than-temporary impairment charge of $6 million, included as a component of income (loss) from equity method investments in the accompanying Consolidated Statements of Operations. The investment balance also included a note receivable with an outstanding balance of $43 million as of December 31, 2021 that accrued interest at a rate of 5.77% and matures in April 2028. In September 2022, the WeCap Holdings Partnership sold its investment in DSQ, the note receivable and accrued interest of $4 million for proceeds of $46 million resulting in a gain on sale of $0.1 million, included as a component of income (loss) from equity method investments in the accompanying Consolidated Statements of Operations.
•"WPI Fund" — a real estate investment fund in which WeCap Holdings Partnership holds the 0.5% general partner interest. The WPI Fund’s focus is acquiring, developing and managing office assets with current or expected vacancy suitable for WeWork occupancy, currently primarily focusing on opportunities in North America and Europe.
•"ARK Master Fund" — an investment fund in which WeCap Holdings Partnership is the general partner and holds a limited partner interest totaling 2% of the fund's invested capital. ARK Master Fund invests in real estate and real estate-related investments that it expects could benefit from the Company’s occupancy or involvement or the involvement of the limited partners of the ARK Master Fund.
(4)In October 2020, the Company deconsolidated ChinaCo and its retained 21.6% ordinary share equity method investment was recorded at a fair value of $26 million plus capitalized legal cost for a total initial cost basis and carrying value as of December 31, 2020 of $29 million. Pursuant to ASC 323-10-35-20, the Company discontinued applying the equity method on the ChinaCo investment when the carrying amount was reduced to zero in the first quarter of 2021. The Company will resume application of the equity method if, during the period the equity method was suspended, the Company's share of unrecognized net income exceeds the Company's share of unrecognized net losses. The Company's remaining interest was diluted down to 19.7% in connection with the Second Investment Closing on September 29, 2021. See Note 27 for details regarding various related party fees payable by ChinaCo to the Company.
(5)The Company holds various other investments as of December 31, 2022 and 2021. In February 2022, the Company purchased shares of Upflex Inc. ("Upflex") Series A Preferred Stock for a total purchase price of $5 million, representing approximately 5.38% ownership on a fully diluted basis. Upflex is a coworking aggregator and global flexible workplace startup.
As of December 31, 2022, the WPI Fund, ARK Master Fund, IndiaCo, ChinaCo and certain other entities in which the Company has or WeCap Holdings Partnership have invested are unconsolidated VIEs. In all cases, neither the Company nor the WeCap Holdings Partnership is the primary beneficiary, as neither the Company nor the WeCap Holdings Partnership have both the power to direct the activities of the entity that most significantly impact the entity’s economic performance and exposure to benefits or losses that could potentially be significant to the VIE. None of the debt held by these investments is recourse to either the Company or the WeCap Holdings Partnership, except the $4 million in lease guarantees provided to landlords of ChinaCo by the Company, and the IndiaCo share pledge, both as described in Note 27. The Company's maximum loss is limited to the amount of its net investment in these VIEs, the $4 million in ChinaCo lease guarantees, the fair value of the IndiaCo shares pledged determined to be lesser of (a) the IndiaCo debentures obtained and (b) the fair value of proceeds on the sale of 8,467,347 shares pledged of IndiaCo, and the unfunded commitments discussed below.
The Company recorded its share of gain (loss) related to its equity method and other investments in the Consolidated Statements of Operations as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Income (loss) from equity method investments	$(17)	$(18)	$(45)

No allowance or unrealized gains or losses had been recorded as of December 31, 2022. As of December 31, 2021, the Company had recorded a credit loss valuation allowance on its available-for-sale debt securities totaling $63 million. As of December 31, 2021, the Company had recorded unrealized gain (loss) on its available-for-sale debt securities totaling $2 million, included as a component of accumulated other comprehensive income.
The table below provides a summary of contributions made to and distributions received from the Company's investments:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Contributions made to investments	$8	$27	$99
Distributions received from investments	$65	$3	$48

As of December 31, 2022, the Company had a total of $18 million in unfunded capital commitments to its investments; however, if requested, in each case, the Company may elect to contribute additional amounts in the future.